Income Tax (Details Narrative) - Globallink Investment Inc [Member] - USD ($)		3 Months Ended				9 Months Ended		12 Months Ended
	Aug. 16, 2022	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Valuation allowance								$ 199,988	$ 134,079
Effective tax rate		354.98%	(24.27%)	9.71%	27.08%	38.78%	25.84%	28.61%	57.88%
Excise tax percentage	1.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%